Document and Entity Information	Jul. 21, 2023
Cover [Abstract]
Entity Registrant Name	HERON THERAPEUTICS, INC. /DE/
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000818033
Document Type	8-K
Document Period End Date	Jul. 21, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-33221
Entity Tax Identification Number	94-2875566
Entity Address, Address Line One	4242 Campus Point Court
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	251-4400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	HRTX
Entity Emerging Growth Company	false